Schedule of key management compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Salaries and other short-term employee benefits	$ 594,278	$ 566,945
Post-employment benefits	9,343	9,807
Share-based payments	131,712	131,712
Compensation	$ 735,333	$ 708,464